Loans and advances to customers - Gross carrying amount of financial assets at FV through OCI and at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ 1,361,558	$ 1,285,120
Loans and advances to customers
Financial assets
Financial assets	676,636	615,038
Loans and advances to customers | Gross carrying amount
Financial assets
Financial assets	698,152	631,967
Financial assets at fair value through other comprehensive income category | Loans and advances to customers
Financial assets
Financial assets	771
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Gross carrying amount
Financial assets
Financial assets	773
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	773
Financial assets at fair value through other comprehensive income category | Loans and advances to customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	773
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	773
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	773
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	773
Financial assets at amortized cost category | Loans and advances to customers
Financial assets
Financial assets	666,772	609,420
Financial assets at amortized cost category | Loans and advances to customers | Gross carrying amount
Financial assets
Financial assets	688,286	626,349
Financial assets at amortized cost category | Loans and advances to customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	669,857
Financial assets at amortized cost category | Loans and advances to customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	643,475	583,871
Financial assets at amortized cost category | Loans and advances to customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	26,382	24,346
Financial assets at amortized cost category | Loans and advances to customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	18,429	$ 18,132
Financial assets at amortized cost category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	371,203
Financial assets at amortized cost category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	364,665
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	354,825
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	9,840
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	6,538
Financial assets at amortized cost category | Public sector loans | Gross carrying amount
Financial assets
Financial assets	59,547
Financial assets at amortized cost category | Public sector loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	59,547
Financial assets at amortized cost category | Public sector loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	59,547
Financial assets at amortized cost category | Mortgage loans | Gross carrying amount
Financial assets
Financial assets	145,749
Financial assets at amortized cost category | Mortgage loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	137,404
Financial assets at amortized cost category | Mortgage loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	128,269
Financial assets at amortized cost category | Mortgage loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	9,135
Financial assets at amortized cost category | Mortgage loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	8,345
Financial assets at amortized cost category | Installment to individuals | Gross carrying amount
Financial assets
Financial assets	111,787
Financial assets at amortized cost category | Installment to individuals | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	108,241
Financial assets at amortized cost category | Installment to individuals | Stage 1 | Gross carrying amount
Financial assets
Financial assets	100,834
Financial assets at amortized cost category | Installment to individuals | Stage 2 | Gross carrying amount
Financial assets
Financial assets	7,407
Financial assets at amortized cost category | Installment to individuals | Stage 3 | Gross carrying amount
Financial assets
Financial assets	3,546
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial assets
Financial assets	56,227
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	54,511
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	51,169
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	3,342
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	1,716
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial assets
Financial assets	55,560
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	53,730
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	49,665
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	4,065
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	$ 1,830